UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                           FORM N-Q

       CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                        INVESTMENT COMPANIES

                   1940 Act File No. 811-4421

                REGISTRATION STATEMENT UNDER THE
                 INVESTMENT COMPANY ACT OF 1940


               CO-OPERATIVE BANK INVESTMENT FUND
                   d/b/a Bank Investment Fund
       (Exact Name of Registrant as Specified in Charter)


                         75 Park Plaza
                Boston, Massachusetts 02116-3934
            (Address of Principal Executive Offices)

                         (617) 695-0415
                (Registrant's Telephone Number)


                      WILLIAM F.CASEY, JR.
                           President
                     Bank Investment Fund
                         75 Park Plaza
                Boston, Massachusetts 02116-3934
            (Name and Address of Agent for Service)


Date of fiscal year end:  12/31/2004


Date of reporting period: 07/01/2004-09/30/04
                           {3rd Quarter Portfolio Holdings}




Item 1. Schedule of Investments.



BANK INVESTMENT FUND  FUND ONE
(Series 1)







                        BANK INVESTMENT FUND-FUND ONE

                          PORTFOLIO OF INVESTMENTS
                              September 30, 2004
                                 (unaudited)

Obligations of Federal Agencies-93.6%

                                      Par        Coupon          Maturity Date         Value
                                      ---        ------          -------------         -----

Federal Home Loan Bank           $ 3,000,000      1.60             12/30/05           2,969,007
                                   4,000,000      2.04             03/03/06           3,971,982
                                   4,000,000      2.125            03/17/06*          3,974,866
                                   3,000,000      1.95             04/28/06           2,968,717
                                   4,000,000      2.00             07/10/06*          3,948,929
                                   4,000,000      2.00             07/14/06*          3,948,738
                                   4,000,000      2.075            07/28/06           3,950,889
                                   2,000,000      2.30             12/29/06*          1,972,331
                                   4,000,000      2.25             01/29/07           3,935,934
                                   4,000,000      2.66             02/13/07           3,971,182
                                   4,000,000      2.50             04/30/07           3,946,875
                                 -----------                                        -----------
                                 $40,000,000                 (Cost $ 40,011,100)    $39,559,450
                                 -----------                                        -----------

Federal Home Loan Mortgage
 Corporation                     $ 5,000,000      3.875%           02/15/05         $ 5,032,812
                                   4,000,000      2.08             05/26/06*          3,960,846
                                   4,000,000      2.15             06/02/06           3,963,750
                                 -----------                                        -----------
                                 $13,000,000                 (Cost $ 12,998,535)    $12,957,408
                                 -----------                                        -----------

Federal National Mortgage
 Association                     $ 2,000,000      2.625            11/15/06         $ 1,989,375
                                 -----------                                        -----------
                                                             (Cost $  2,007,379)

Total Federal Agencies
 Obligations                                                 (Cost $ 55,017,014)    $54,506,233
                                                                                    -----------

-------------------
*     May be subject to call by issuer prior to maturity date.





                        BANK INVESTMENT FUND-FUND ONE

                          PORTFOLIO OF INVESTMENTS
                             September 30, 2004
                                (unaudited)

Certificates of Deposit-3.6%

                                      Par        Coupon          Maturity Date         Value
                                      ---        ------          -------------         -----

NCB, FSB                         $ 2,000,000      1.95%           10/22/04          $ 2,000,000
NCB, FSB                             100,000      1.55            11/10/04              100,000
                                 -----------                                        -----------
                                 $ 2,100,000                 (Cost $  2,100,000)    $ 2,100,000
                                 -----------                                        -----------




Repurchase Agreement-2.4%

$1,375,000             Repurchase Agreement dated September 30, 2004 with Morgan
                       Stanley Dean Witter, Inc. due October 1, 2004 with a maturity value of $1,375,071 for an effective yield of 1.86%.

                       Agreement is covered by various U.S. Governments ranging from:

                         Par Value        $ 1,411,000
                         Market Value     $ 1,403,169
                         Rate Range       1.875%-4.75%
                         Maturity           01/20/05

                                                             (Cost $  1,375,000)    $ 1,375,000
                                                                                    -----------
Total Investments-99.6%                                      (Cost $ 58,492,014)    $57,981,233
                                                                                    -----------
Other assets in excess of liabilities-0.4%                                              255,283
                                                                                    -----------
Net assets-100%                                                                     $58,236,516
                                                                                    ===========



The accompanying notes are an integral part of this Portfolio of Investments.

Bank Investment Fund-Fund One {Series 1}
Unaudited
September 30, 2004
Notes to Portfolio Investments

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

The Bank Investment Fund (the ``Corporation``) was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth of Massachusetts (Acts of 1984, Chapter 482, as amended,) under its chartered name ``Co-operative Bank Investment Fund`` and does business under the name ``Bank Investment Fund.`` The Corporation is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Corporation invests and manages two mutual investment funds derived from the voluntary subscriptions made by eligible investors.

Fund One (the ``Fund``) is a no-load, diversified, open-end investment fund. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank, and directly or indirectly wholly-owned subsidiaries of such institutions.


Investment security valuation:


U.S. debt securities are normally valued on the basis of valuations provided by market makers. Such prices are believed to reflect the fair value of such securities and to take into account appropriate factors such as institutional size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, and other market data. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.






Accounting for investments:


Security transactions are accounted for on the trade date (date the order to buy or sell is executed). In computing net investment income prior to January 1, 1997, the Fund did not amortize premiums or accrete discounts on fixed income securities in the portfolio, except those original issue discounts for which amortization is required for federal income tax purposes. Since January 1, 1997, the Fund amortizes premiums or accretes discounts on related fixed income securities, which change had an immaterial effect on investment income. Premiums, if any, and discounts are amortized or accreted on a straight line basis, which approximates the income method. Additionally, with respect to market discount on bonds issued after July 18, 1984, a portion of any capital gain realized upon disposition may be recharacterized as taxable ordinary income in accordance with the provisions of the 1984 Tax Reform Act. Realized gains and losses on security transactions are determined on the identified cost method.

Repurchase agreements:

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement`s underlying investments to ensure the existence of a proper level of collateral.


NOTE 2-FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $58,482,541. Net realized loss aggregated $510,781 at period-end, of which $34,277 related to appreciated investments and $545,058 related to depreciated investments.



BANK INVESTMENT FUND  LIQUIDITY FUND
(Series 2)






                     BANK INVESTMENT FUND-LIQUIDITY FUND

                          PORTFOLIO OF INVESTMENTS
                             September 30, 2004
                                (unaudited)





Obligations of Federal Agencies-26.7%

                                      Par        Coupon          Maturity Date         Value
                                      ---        ------          -------------         -----

Federal Home Loan Bank           $ 2,000,000      4.00%            12/08/04         $  2,009,823
                                   2,500,000      4.125            01/14/05            2,515,897
                                   5,000,000      1.48             02/24/05*           5,000,000
                                   5,000,000      1.455            03/01/05            5,000,000
                                   5,000,000      1.35             03/22/05*           5,000,000
                                   5,000,000      1.25             03/30/05*           5,000,000
                                   5,000,000      1.20             04/01/05            5,000,000
                                   5,000,000      1.20             04/12/05*           5,000,000
                                   5,000,000      1.30             04/27/05*           5,000,000
                                   5,000,000      1.35             04/29/05*           5,000,000
                                 -----------                                        ------------
                                 $47,000,000                 (Value $ 44,371,597)   $ 44,525,720
                                 -----------                                        ------------


Certificates of Deposit-2.6%

Bank of Fall River,
 a Cooperative Bank              $   500,000      2.25%            01/10/05         $    500,000
Fidelity Cooperative Bank            500,000      2.25             01/19/05              500,000
First Trade Union Bank                90,000      1.49             11/05/04               90,000
Lowell Cooperative Bank              200,000      1.49             11/01/04              200,000
Mt. Washington Cooperative Bank      600,000      1.50             10/04/04              600,000
Mt. Washington Cooperative Bank      450,000      2.25             01/04/05              450,000
Mt. Washington Cooperative Bank      300,000      2.25             02/22/05              300,000

-------------------
*    May be subject to call by issuer prior to maturity date.

                     See notes to financial statements.




















                     BANK INVESTMENT FUND-LIQUIDITY FUND

                     PORTFOLIO OF INVESTMENTS (continued)
                             September 30, 2004
                                 (unaudited)



Certificates of Deposit-2.6% (continued)

                                      Par        Coupon          Maturity Date         Value
                                      ---        ------          -------------         -----

NCB, FSB                         $   100,000      1.40%            10/01/04         $   100,000
NCB, FSB                           1,500,000      1.55             10/19/04           1,500,000
NCB, FSB                          ----------                                        ------------
                                 $ 4,240,000                 (Value $  4,240,000)   $ 4,240,000
                                 -----------                                        ------------



Short-Term Corporate Bonds and Notes-11.9%

American General Finance Corp.   $ 3,000,000      6.75%            11/15/04         $  3,019,818
Associates Corp. of N.A.           7,000,000      7.75             02/15/05            7,168,649
Merrill Lynch & Co., Inc.          3,000,000      4.54             03/08/05            3,043,447
Wells Fargo Co.                    3,000,000      7.60             05/03/05            3,107,461
                                 -----------                                        ------------
                                 $16,000,000                 (Value $ 16,277,032)   $ 16,339,375
                                 -----------                                        ------------



Money Market Funds-3.6%

NCB, FSB MM                      $ 6,000,000      1.70%            10/01/04         $  6,000,000
                                 -----------                 (Value $  6,000,000)   ------------




Federal Funds Sold-8.4%

Bank of America                  $ 2,412,113      1.65%            10/01/04         $  2,412,113
Citizens Bank                      1,051,211      1.6875           10/01/04            1,051,211
Eastern Bank                       6,000,000      1.75             10/01/04            6,000,000
Peoples Bank                       4,500,000      1.72             10/01/04            4,500,000
                                 -----------                                        ------------
                                 $13,963,324                 (Value $ 13,963,324)   $ 13,963,324
                                 -----------                                        ------------

                                                             (Value $ 84,851,952)   $ 85,068,419
                                                                                    ------------

                     See notes to financial statements.
















                     BANK INVESTMENT FUND-LIQUIDITY FUND

                     PORTFOLIO OF INVESTMENTS (continued)
                             September 30, 2004
                                 (unaudited)

Repurchase Agreement-48.6%

                                      Par        Coupon          Maturity Date         Value
                                      ---        ------          -------------         -----

$ 80,925,000           Repurchase Agreement dated September 30, 2004 with Morgan
                       Stanley Dean Witter, Inc. due October 1, 2004 with a
                       maturity value of $80,929,181 for an effective yield
                       of 1.86%.

                       Agreements are covered by various U.S. Governments and
                       Federal Agencies ranging from:
                         Par Value       $1,000-$40,871,000-Totaling $75,111,000
                         Market Value    $  376-$49,797,226-Totaling $80,940,944
                         Rate Range      3.875%-10.375%
                         Maturity Range  11/10/04-04/15/42
                                                             (Value $ 80,925,000)   $ 80,925,000
                                                                                    ------------

Total Investments-99.6%                                      (Value $165,276,952)   $165,493,419
                                                                                    ------------

Other assets in excess of liabilities-0.4%                                               571,175
                                                                                    ------------

Net assets-100.0%                                                                   $166,564,594
                                                                                    ============

                     See notes to financial statements.




The accompanying notes are an integral part of this Portfolio of Investments.

Bank Investment Fund-Fund One {Series 2}
Unaudited
September 30, 2004
Notes to Portfolio Investments


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


The Bank Investment Fund (the ``Corporation``) was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth of Massachusetts (Acts of 1984, Chapter 482, as amended,) under the chartered name ``Co-operative Bank Investment Fund`` and does business under the name ``Bank Investment Fund.`` The Corporation is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Corporation invests and manages two mutual funds derived from the voluntary subscriptions made by eligible banks.





Liquidity Fund (the ``Fund``) is a no-load, diversified, open-end money market fund, which commenced operations on October 12, 1988. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank.


Accounting for investments:

      Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The Fund's investment securities are carried at their amortized cost, which does not take into account unrealized appreciation or depreciation. Interest income is accrued on all debt securities on a daily basis and includes accretion of original issue discount. Premiums, if any, and discounts are amortized or accreted on a straight line basis, which approximates the income method.


Repurchase agreements:

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank`s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement`s underlying investments to ensure the existence of a proper level of collateral.




Item 2. Controls and Procedures.

(a) The Corporation`s principal executive officer and principal financial officer have evaluated the Corporation`s disclosure controls and procedures within 90 days of this filing of this report and have concluded that they are effective in ensuring that the information required to be disclosed by the registrant in its reports or statements is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no significant changes in the registrant`s internal controls or in other factors that could significantly affect these controls subsequent to the date of the last evaluation. No significant deficiencies or material weaknesses were noted that would require any corrective action.

Item 3. Exhibits.

        Certifications pursuant to Section 302 of the principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.



                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




                 CO-OPERATIVE BANK INVESTMENT FUND
                     d/b/a Bank Investment Fund






By /s/William F. Casey, Jr.
   William F. Casey Jr.
   President


Date: October 25, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/William F. Casey, Jr.
   William F. Casey Jr.
   President


By /s/Susan L. Ellis
   Susan L. Ellis
   Treasurer


Date: October 25, 2004